Summary Prospectus 2021
BMO Ultra Short Tax-Free Fund
Class I MUISX | Class A BAUSX	As of December 29, 2021

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, reports to shareholders, and other information about the Fund online at bmofunds.com/documents/fixed-income. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus and Statement of Additional Information, both dated December 29, 2021, are incorporated by reference into this Summary Prospectus.
Important Information Regarding BMO Funds
Subject to shareholder approval, with the exception of the BMO Money Market Funds, the BMO Funds will be reorganized into corresponding series of Columbia Funds Series Trust, Columbia Funds Series Trust I or Columbia Funds Series Trust II. Further, subject to shareholder approval, the BMO Money Market Funds will be reorganized into corresponding series of Goldman Sachs Trust. If approved by shareholders, these reorganizations are expected to occur in the first quarter of 2022.
In addition, effective December 16, 2021, management of the following BMO Funds transferred from BMO Asset Management Corp. (Adviser) to Columbia Management Investment Advisers, LLC (Columbia): Disciplined International Equity, Mid-Cap Value, Small-Cap Value, Mid-Cap Growth, Dividend Income, Large-Cap Value, Low Volatility Equity, Large-Cap Growth and Small-Cap Growth (DE Funds). The remaining Funds continue to be managed by the Adviser.
Investment Objective:
To provide current income exempt from federal income tax consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts and waivers is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 60 of this Prospectus, under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 61 of this Prospectus, under “Appendix–Sales Charge Waivers” on page 90 of this Prospectus, and “How to Buy Shares” beginning on page B-36 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.00%
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.17%	0.17%
Distribution (12b-1) Fees	None	0.25%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	0.39%	0.64%
Fee Waiver and Expense Reimbursement(2)	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.30%	0.55%
(1)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2021. Under the investment advisory agreement, the Fund pays a management fee of 0.20% on the Fund’s first $100 million of average daily net assets, 0.19% on the next $150 million of average daily net assets, 0.17% on the next $250 million of average daily net assets, and 0.10% on assets in excess of $500 million.
(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.30% for Class I and 0.55% for Class A through December 31, 2022. This expense limitation agreement may not be terminated prior to December 31, 2022 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser's agreement to waive fees and reimburse expenses through December 31, 2022. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	Class I	Class A
1 Year	$ 31	$255
3 Years	$116	$392
5 Years	$210	$541
10 Years	$484	$974
Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

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Summary Prospectus 2021
BMO Ultra Short Tax-Free Fund
Class I MUISX | Class A BAUSX	As of December 29, 2021

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). The Fund normally maintains an average dollar-weighted effective maturity of one year or less. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
The Fund invests primarily in municipal securities within the investment grade category (i.e., rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. The Fund also may invest up to 10% of its assets in municipal securities that are below investment grade, also known as high yield securities or “junk bonds.” Municipal securities include fixed and floating rate debt obligations of states, territories, and possessions of the U.S., and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (although not necessarily exempt from federal AMT). Fund investments are selected after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation, and municipal bond supply factors. The Adviser also integrates environmental, social, and governance (ESG) considerations into its investment process.
From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.
Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.
Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government or central bank policy, inflation expectations, and supply and demand.
Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.
Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because a thin trading market for such securities may exist.
Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions.
Portfolio Turnover Risks. A high portfolio turnover rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio

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Summary Prospectus 2021
BMO Ultra Short Tax-Free Fund
Class I MUISX | Class A BAUSX	As of December 29, 2021

turnover rate. A higher tax liability may result. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.
Management Risks. The Adviser's judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s portfolio managers will produce the desired results.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at bmofunds.com.
Class I—Annual Total Returns (calendar years 2011-2020)
The return for the Class I shares of the Fund from January 1, 2021 through September 30, 2021 was 0.34%.
During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	6/30/2020	0.58%
Worst quarter	6/30/2013	(0.06)%
Average Annual Total Returns through 12/31/20
	1 Year	5 Years	10 Years
Class I (Inception 9/30/2009)
Return Before Taxes	1.25%	1.29%	1.19%
Return After Taxes on Distributions	1.25%	1.28%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.17%	1.26%	1.17%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)(1)	1.05%	1.01%	0.73%
LSMDI (reflects deduction of fees and no deduction for sales charges or taxes)	1.76%	1.41%	1.30%

	1 Year	5 Years	Since Inception
Class A (Inception 5/27/2014)
Return Before Taxes	1.00%	1.04%	0.86%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)(1)	1.05%	1.01%	0.82%
LSMDI (reflects deduction of fees and no deduction for sales charges or taxes)	1.76%	1.41%	1.19%
(1)	The benchmark for the Fund is a blended benchmark, which consists of 50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index.
After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class A will vary.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
The Bloomberg Barclays 1 Year Municipal Bond Index is the 1-year component of the Bloomberg Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.
The iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index is an average of money funds with investment objectives similar to that of the Fund.
The Lipper Short Municipal Debt Funds Index (LSMDI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Management of the Fund
Adviser. BMO Asset Management Corp.
Portfolio Managers. Robert Wimmel, Thomas Byron, and Brian Sipich are co-portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Wimmel, Head of Tax Exempt Fixed Income and a Managing Director of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015. Mr. Byron, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since October 2015. Mr. Sipich, a Vice President and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since October 2016.
Purchase and Sale of Fund Shares
Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $1,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

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Summary Prospectus 2021
BMO Ultra Short Tax-Free Fund
Class I MUISX | Class A BAUSX	As of December 29, 2021

Sale of Fund Shares. You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:
Phone. Call 1-800-236-FUND (3863).
Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.
Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds - U.S. Services, P.O. Box 219006, Kansas City, MO 64121-9006.
Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.
BMO Funds Website. Go to bmofunds.com.
Tax Information
The Fund intends to make distributions that are primarily exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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